Accounts Receivable (Details) - Schedule of Credit Loss Percentages	Mar. 31, 2022	Mar. 31, 2021
Not Due (Including Unbilled Receivables) [Member]
Schedule of Credit Loss Percentages [Abstract]
Expected Credit Losses %	0.57%	0.73%
0-90 Days [Member]
Schedule of Credit Loss Percentages [Abstract]
Expected Credit Losses %	2.27%	2.80%
90-180 Days [Member]
Schedule of Credit Loss Percentages [Abstract]
Expected Credit Losses %	3.25%	3.82%
180-365 Days [Member]
Schedule of Credit Loss Percentages [Abstract]
Expected Credit Losses %	3.34%	3.99%
Above 365 Days [Member]
Schedule of Credit Loss Percentages [Abstract]
Expected Credit Losses %	11.19%	11.79%